Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 3 – Going Concern

The Company incurred a net loss of $1,471,621 for the nine months ended September 30, 2025. The Company had a working capital deficit of $1,785,552 and an accumulated deficit of $39,499,072 as of September 30, 2025. The Company has incurred significant losses since inception and will require additional funding from external sources to further implement management’s business development strategy. Currently, the Company has no firm commitments for such funding. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date these consolidated financial statements are issued. The Company has obtained funding from related parties in the past and plans to obtain similar related party funding, as needed, if third party funding is not obtained. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets or liabilities that may result from this uncertainty.

Note 2 – Going Concern

The Company incurred net losses of $447,495 and $1,316,573 for the years ended December 31, 2024 and 2023. The Company had a working capital deficit of $988,373 and an accumulated deficit of $38,027,451 as of December 31, 2024. The Company has incurred significant losses since inception and will require additional funding from external sources to further implement its business development strategy. Currently, the Company has no firm commitments for such funding. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date these consolidated financial statements are issued. The accompanying financial statements do not include any adjustments relating to the recoverability or classification of recorded assets or liabilities that may result from this uncertainty in the ability of the Company to continue as a going concern.